GS Mortgage Securities Corp ABS-15G

Exhibit 99.6 - Schedule 5

Rating Agency Grades: 4/14/21

Loan Information			Initial Credit Grades		Initial Compliance Grades		Initial Property Grades		Initial Overall Grades		Final Credit Grades		Final Compliance Grades		Final Property Grades		Final Overall Grades
Loan Number	DD Loan ID	Note Original Balance	KBRA	S&P	KBRA	S&P	KBRA	S&P	KBRA	S&P	KBRA	S&P	KBRA	S&P	KBRA	S&P	KBRA	S&P
XXXXXXXX	XXXXXXXX	XXXXXXXX	C	CC	A	RA	A	VA	C	C	B	CB	A	RA	A	VA	B	B
XXXXXXXX	XXXXXXXX	XXXXXXXX	A	CA	A	RA	A	VA	A	A	A	CA	A	RA	A	VA	A	A
XXXXXXXX	XXXXXXXX	XXXXXXXX	C	CC	C	RC	A	VA	C	C	B	CB	A	RA	A	VA	B	B
XXXXXXXX	XXXXXXXX	XXXXXXXX	A	CA	A	RA	A	VA	A	A	B	CB	A	RA	A	VA	B	B
XXXXXXXX	XXXXXXXX	XXXXXXXX	A	CA	A	RA	A	VA	A	A	A	CA	A	RA	A	VA	A	A
XXXXXXXX	XXXXXXXX	XXXXXXXX	A	CA	A	RA	A	VA	A	A	A	CA	A	RA	A	VA	A	A
XXXXXXXX	XXXXXXXX	XXXXXXXX	C	CC	C	RC	A	VA	C	C	A	CA	A	RA	A	VA	A	A
XXXXXXXX	XXXXXXXX	XXXXXXXX	A	CA	A	RA	A	VA	A	A	A	CA	A	RA	A	VA	A	A